Securities - Schedule of Amortized Cost and Fair Value of available-for-Sale Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale, Amortized Cost
One to five years	$ 45,651
Five to ten year	33,440
Over ten years	149,516
Totals	228,607	$ 135,370
Available-for-sale, Fair Value
One to five years	44,484
Five to ten year	30,414
Over ten years	142,726
Totals	$ 217,624